Earnings per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings per Share
11. Earnings Per Share

Basic earnings per share of the Company's common stock is calculated by dividing Net income attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares. The following table shows the calculation of both the basic and diluted number of weighted average outstanding shares for the three and six months ended June 30, 2026, and 2025:

	Three months ended June 30, 2025	Three months ended June 30, 2026	Six months ended June 30, 2025	Six months ended June 30, 2026
	(in thousands except for share data)
Net income attributable to stockholders of Navigator Holdings Ltd.	$21,453	$52,985	$48,490	$88,446

Basic weighted average number of shares	68,808,277	61,617,038	69,097,844	63,271,759
Effect of dilutive potential share options	694,070	751,623	713,107	731,774
Diluted weighted average number of shares	69,502,347	62,368,661	69,810,951	64,003,533

Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic earnings per share	$0.31	$0.86	$0.70	$1.40
Diluted earnings per share	$0.31	$0.85	$0.69	$1.38